STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 26, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
Value of options granted	$ 211,500
Compensation cost				$ 86,799